Share-based compensation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) performanceFactor shares	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights (in shares) | shares	4,010,076
Liabilities from share-based payment transactions	$ 74,107	$ 70,569
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	7 years
Vesting rate	33.33%
Fair value of share-based payment transactions	$ 26,700
Liabilities from share-based payment transactions	25,000
Intrinsic value of liabilities from share-based payment transactions	$ 1,700
Weighted average remaining vesting period	1 year 4 months 24 days
Expense from share-based payment transactions with employees	$ 10,500	1,800
Expense (recovery) from share-based payment transactions with employees, effect of change in share price	$ 6,600	(3,700)
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of performance factors | performanceFactor	2
Performance Share Units (PSU) New Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Performance Share Units (PSU) New Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	$ 58,600
Liabilities from share-based payment transactions	48,900
Intrinsic value of liabilities from share-based payment transactions	$ 9,700
Weighted average remaining vesting period	1 year 8 months 12 days
Expense from share-based payment transactions with employees	$ 23,900	13,500
Expense (recovery) from share-based payment transactions with employees, effect of change in share price	$ 8,800	$ (3,400)
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of performance factors | performanceFactor	2
Return on capital employed average period	3 years
Performance shares | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Performance shares | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%